INVESCO VARIABLE INVESTMENT FUNDS, INC.
                           INVESCO VIF - DYNAMICS FUND

                            Supplement to Prospectus
                              Dated April 30, 2001

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the section in its entirety and (2) substitute the following in its place:

      PORTFOLIO MANAGER

      The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

      TIMOTHY J. MILLER, Chief Investment Officer and a director and a senior vice president of INVESCO, is the manager of the Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a Chartered Financial Analyst. Tim holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University.

The date of this Supplement is May 18, 2001.
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                     INVESCO VARIABLE INVESTMENT FUNDS, INC.
                      INVESCO VIF - FINANCIAL SERVICES FUND
                       INVESCO VIF - HEALTH SCIENCES FUND
                          INVESCO VIF - TECHNOLOGY FUND
                      INVESCO VIF - TELECOMMUNICATIONS FUND
                           INVESCO VIF - DYNAMICS FUND

                            Supplement to Prospectus
                              Dated April 30, 2001

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the first paragraph in its entirety and (2) substitute the following in its place:

      The following individuals are primarily responsible for the day-to-day management of their respective Fund's portfolio holdings:

       FUND                               PORTFOLIO MANAGER
       VIF - Financial Services           Jeffrey G. Morris
       VIF - Health Sciences              Thomas R. Wald
       VIF - Technology                   William R. Keithler
       VIF - Telecommunications           Brian B. Hayward
       VIF - Dynamics                     Timothy J. Miller

The section of the Prospectus entitled "Portfolio Managers" is amended to (1) delete the fourth and sixth paragraphs in their entirety, and (2) substitute the following paragraph in place of the fourth paragraph:

      TIMOTHY J. MILLER, Chief Investment Officer and a director and a senior vice president of INVESCO, is the manager of VIF - Dynamics Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a Chartered Financial Analyst. Tim holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University.

The date of this Supplement is May 18, 2001.